Long-Term Debt (Narrative) (Detail) (USD $)	9 Months Ended		12 Months Ended
	Sep. 23, 2012	Sep. 25, 2011	Dec. 25, 2011	Dec. 26, 2010
Debt Instrument [Line Items]
Payments under line of credit	$ 4,950,000	$ 2,250,000	$ 3,250,000	$ 1,750,000
Dividend payments		19,010,000	19,010,000
Write off of unamortized loan origination fees	1,581,000
Advisory agreement termination fee	2,000,000
Proceeds from loan allocated to repurchase shares	22,474,000
Share repurchase, shares	1,655,662
Stock repurchase closing date	Apr. 06, 2012
Unused commitment under credit facility	10,500,000
Remaining loan origination cost to be amortized	100,000
Common And Preferred Stock
Debt Instrument [Line Items]
Dividend payments		19,000,000	19,000,000
IPO
Debt Instrument [Line Items]
Repayment of credit facility	79,400,000
Related Parties
Debt Instrument [Line Items]
Debt instrument maturity date	2011-11
Debt instrument interest rate	15.00%
Debt instrument initiation date	Sep. 01, 2009
Related Parties | Monthly
Debt Instrument [Line Items]
Principal and interest payments	78,000
Wells Fargo Credit Facility
Debt Instrument [Line Items]
Number of loans	2
Payments under line of credit	20,800,000
Lenders' Expenses	1,600,000
Reserve for dividend and bonus payment	20,000,000
Wells Fargo Term A Loan
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity	5,000,000
Number of notes				2
Wells Fargo Term A Loan | Note One | Prime Rate
Debt Instrument [Line Items]
Percentage points added to reference rate				8.25%
Wells Fargo Term A Loan | Notes Two | Libor Rate
Debt Instrument [Line Items]
Percentage points added to reference rate				8.00%
Wells Fargo New Unit Term Loan
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity	15,000,000
Commitment fee on unused portion of credit facility				0.50%
Wells Fargo New Unit Term Loan | Libor Rate
Debt Instrument [Line Items]
Percentage points added to reference rate				8.75%
Wells Fargo Revolver
Debt Instrument [Line Items]
Number of loans				2
Commitment fee on unused portion of credit facility				0.50%
Letters of credit		5,000,000		5,000,000
Debt instrument maturity date				2011-11
Wells Fargo Revolver | Term Loan One | Base Rate
Debt Instrument [Line Items]
Percentage points added to reference rate				8.25%
Wells Fargo Revolver | Term Loan Two | Libor Rate
Debt Instrument [Line Items]
Percentage points added to reference rate				8.00%
HBK Term B Loan
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity	10,000,000
Payments under line of credit	10,100,000
HBK Term B Loan | Libor Rate
Debt Instrument [Line Items]
Percentage points added to reference rate				14.00%
Senior Secured Credit Facility
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity	67,500,000
Line of credit initiation date	May 24, 2011
Write off of unamortized loan origination fees	78,000
Payment for loan origination costs	1,800,000
Management Bonus
Debt Instrument [Line Items]
Bonus payments		1,000,000	1,000,000
Senior Secured Credit Facility Revolver
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity	5,000,000
Letters of credit	500,000
Credit facility maturity date	May 24, 2016
Golub Term Loan A
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity	52,500,000
Credit facility maturity date	May 24, 2016
Line of credit periodic principal payments	131,000
Line of credit first required payment date	Dec. 31, 2011
Delayed Draw Term Loan
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity	10,000,000
Commitment fee on unused portion of credit facility	0.50%
Line of credit initiation date	May 24, 2013
Credit facility maturity date	May 24, 2016
Days notice to lender	30 days
Incremental Term Loan
Debt Instrument [Line Items]
Number of loans	4
Days notice to lender	30 days
Increment in Term Loan Capacity	5,000,000
Incremental Term Loan | Maximum
Debt Instrument [Line Items]
Increment in Term Loan Capacity	20,000,000
Senior Secured Credit Facility Amendment Term A Loan
Debt Instrument [Line Items]
Credit facility amendment date	Mar. 21, 2012
Additional draw on loan	25,000,000
Line of credit facility periodic payment	194,000
Estimated fees and expenses	575,000
Repurchase offer date	Mar. 08, 2012
Senior Secured Credit Facility Amendment Term A Loan | Pre Amended Line Of Credit
Debt Instrument [Line Items]
Line of credit facility outstanding	52,369,000
Senior Secured Credit Facility Amendment Term A Loan | Amended Line Of Credit
Debt Instrument [Line Items]
Line of credit facility outstanding	$ 77,369,000